Schedule of Applicable Margins Rate (Detail)	9 Months Ended
Sep. 30, 2014
Revolving Loan
Debt Instrument [Line Items]
Debt instrument applicable margin	3.75%
Revolving Loan | Senior Debt Ratio, >=2.5x
Debt Instrument [Line Items]
Debt instrument applicable margin	3.75%
Revolving Loan | Senior Debt Ratio, 2.5x, but >= 2.0x
Debt Instrument [Line Items]
Debt instrument applicable margin	3.25%
Revolving Loan | Senior Debt Ratio, 2.0 x
Debt Instrument [Line Items]
Debt instrument applicable margin	2.75%
Term Loan
Debt Instrument [Line Items]
Debt instrument applicable margin	4.25%
Term Loan | Senior Debt Ratio, >=2.5x
Debt Instrument [Line Items]
Debt instrument applicable margin	4.25%
Term Loan | Senior Debt Ratio, 2.5x, but >= 2.0x
Debt Instrument [Line Items]
Debt instrument applicable margin	3.75%
Term Loan | Senior Debt Ratio, 2.0 x
Debt Instrument [Line Items]
Debt instrument applicable margin	3.25%